LEASES (Tables)	6 Months Ended
Jun. 30, 2023
Leases [Abstract]
SCHEDULE OF LEASE COST

The following table summarizes the lease costs recognized in the unaudited consolidated statements of earnings:

	For the Six Months Ended June 30,
	2023	2022
Operating lease cost	$-	$3,094
Short-term lease cost	3,896	-
Variable lease cost	-	-
Total lease cost	$3,896	$3,094